Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	€ 220,219	€ 336,425
Lease liabilities	23,127	25,621	€ 26,140
Bank Loans
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Amount	170,562	286,270
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities	€ 49,620	€ 49,573